Related Parties	12 Months Ended
Dec. 31, 2025
Related Parties [Abstract]
RELATED PARTIES

NOTE 8 - RELATED PARTIES

The employment expenses of the co-founders: Asher Dahan (the Chairman of the Board of Directors and the Chief Executive Officer), Guy Wanger (President and Director) and Leeor Langer (the Chief Technology Officer), for the years ended December 31, 2025, 2024 and 2023 amounted to approximately $475 thousand, $287 thousand, and $293 thousand, respectively. In November 2024, the Company’s founders agreed to temporarily reduce their salaries. Such reductions were partially reinstated in February 2025 and fully reinstated in September 2025. The share-based payment expenses for the years ended December 31, 2025, 2024 and 2023 were $446 thousand, $22 thousand and $7 thousand, respectively, relating to awards granted to the Company’s co-founders.